SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Schedule of Supplementary Balance Sheets Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Account receivable - other
Institutions	$ 99	$ 106
Prepaid expenses	235	30
Other	96	26
Account receivable - other	430	162
Accounts payable and accruals - other
Accrued expenses	392	95
Payroll and related institutions	216	93
Bonus accrual	348
Other	12	15
Accounts payable and accruals - other	968	203
Other non-current assets:
Funds in respect of employees severance benefits	7	126
Other	27	3
Other non-current assets	$ 34	$ 129